Acquisitions Completed Acquisition (Tables)	12 Months Ended
Dec. 31, 2013
Business Acquisition [Line Items]
Consideration transferred
The components of consideration transferred for the acquisition of Coventry were as follows:
(Certain amounts may reflect rounding adjustments)

	Conversion		Form of
(Millions, except per common share data)	Calculation	Fair Value	Consideration
Consideration Transferred:
Number of shares of Coventry common stock outstanding at May 7, 2013:	133.7
Multiplied by Aetna's share price at May 7, 2013, multiplied by the			Aetna
exchange ratio ($58.69*0.3885)	$22.80	$3,047.4	Common Shares
Multiplied by the per common share cash consideration	$27.30	$3,648.7	Cash
Number of shares underlying in-the-money Coventry stock options vested and unvested
outstanding as of May 7, 2013, canceled and exchanged for cash	4.9
Multiplied by the excess, if any, of (1) the sum of (x) the per common share cash consideration plus (y) the Aetna closing share price (1)
multiplied by the exchange ratio ($57.93*0.3885) over
(2) the weighted-average exercise price of such
in-the-money stock options	$15.94	$78.1	Cash
Number of Coventry performance share units and restricted stock
units outstanding at May 7, 2013, canceled and paid in cash	1.6
Multiplied by the equity award cash consideration	$49.8	$58.5	Cash (2)
Number of Coventry restricted shares outstanding at May 7, 2013:	1.1
Less: employee tax withholdings	(.4)	$18.8	Cash
Net restricted shares outstanding at May 7, 2013	.7
Multiplied by Aetna's share price at May 7, 2013, multiplied by			Aetna
the exchange ratio ($58.69*0.3885)	$22.80	$17.20	Common Shares
Multiplied by the per common share cash consideration	$27.30	$20.50	Cash
Other consideration transferred (3)		6.9
Total consideration transferred		$6,896.1

(1)
Based on the average of the volume weighted averages of the trading prices of Aetna common shares on the New York Stock Exchange for each of the five consecutive trading days ending on the trading day that was two trading days prior to the Effective Date.

(2)
Pursuant to the terms of certain employment agreements, an aggregate of approximately .5 million performance share units and restricted stock units did not automatically vest upon the change of control of Coventry. In the absence of such automatic vesting upon a change in control, pursuant to GAAP, Aetna estimated the fair value of these awards at the Effective Date and attributed that fair value to pre-Merger and post-Merger services. Accordingly, $6.9 million of the fair value of these awards was attributed to pre-Merger services and is included in the estimated consideration transferred, and approximately $19.0 million has been accounted for in Aetna's post-Merger financial statements as transaction-related costs and reflected as a selling, general and administrative expense in Aetna's statements of income.

(3)
Certain of Coventry's named executive officers received payments pursuant to employment agreements entered into prior to the Coventry acquisition. The total compensation paid in cash pursuant to such agreements in connection with the Merger was $6.5 million. Other consideration transferred also includes the portion of the fair value of the Rollover Units that was attributed to pre-Merger services. The fair value of the Rollover Units attributable to post-Merger services has been recorded as selling, general and administrative expense in Aetna's post-Merger financial statements.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The transaction has been accounted for using the acquisition method of accounting which requires, among other things, the assets acquired and liabilities assumed to be recognized at their fair values at the Effective Date. The following table summarizes the estimated fair values of major classes of assets acquired and liabilities assumed as part of the Merger, reconciled to the total consideration transferred:

At May 7,
(Millions)	2013
Cash and cash equivalents	$2,195.6
Investments	2,156.4
Premiums and other receivables, net	1,141.1
Intangible assets acquired	1,490.0
Property and equipment	174.8
Other assets	128.7
Total assets acquired	7,286.6
Health care costs payable	1,440.1
Long-term debt	1,803.8
Net deferred tax liabilities (1)	272.9
Other liabilities	888.5
Total liabilities assumed	4,405.3
Total identifiable net assets	2,881.3
Goodwill acquired	4,014.8
Total consideration transferred	$6,896.1

(1)	Includes $521.5 million of deferred tax liabilities on identifiable intangible assets acquired and $75.8 million of deferred tax assets on the fair value adjustment to Coventry's outstanding debt.

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination
The fair value and weighted-average amortization period for all intangible assets acquired are as follows:

		Accumulated		Weighted-average
(Millions, except useful life)	Fair Value	Amortization	Net Balance	Amortization Period (Years)
Customer lists	$810.0	$52.8	$757.2	10.0
Provider networks	550.0	21.1	528.9	17.0
Trademarks/trade names	100.0	6.5	93.5	10.0
Technology	30.0	4.9	25.1	4.0
Total	$1,490.0	$85.3	$1,404.7	12.5

Actual Impacts of Acquisition
The results of Coventry have been included in our results on and after the Effective Date through December 31, 2013. The following table presents the total revenue and net income attributable to Aetna of Coventry included in our results for the year ended December 31, 2013:

(Millions)	2013
Total revenue	$9,118.8
Net income attributable to Aetna	265.2

Pro Forma Information
The following table presents supplemental pro forma information as if the Merger had occurred on January 1, 2012 for the years ended December 31, 2013 and 2012. The pro forma consolidated results are not necessarily indicative of what our consolidated results would have been had the Merger been completed on January 1, 2012. In addition, the pro forma consolidated results do not purport to project the future results of the combined company nor do they reflect the expected realization of any cost savings associated with the Merger.

	Year Ended December 31,
(Millions, except per common share data)	2013	2012
Total revenue	$52,089.3	$50,282.6
Net income attributable to Aetna	2,144.6	2,115.1
Earnings per share:
Basic	5.75	5.39
Diluted	5.69	5.33